                             UNITED STATES            OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  OMB Number: 3235-0582
                         WASHINGTON, DC 20549         Expires: April 30, 2009
                                                      Estimated average burden
                               FORM N-PX              hours per response..14.4

     ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANY


Investment Company Act file number 811-07495
                                  ---------------------------------------------
The Diversified Investors Funds Group II
- -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase, N.Y. 10577
- -----------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)

Robert F. Colby,
4 Manhattanville Road, Purchase, N.Y. 10577
- -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 914-697-8000
                                                    ---------------------------
Date of fiscal year end: December 31, 2006
                        -------------------
Date of reporting period: June 30, 2006
                         ------------------

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07495
Reporting Period: 07/01/2005 - 06/30/2006

====================== DIVERSIFIED INVESTORS FUNDS GROUP II ====================

Diversified Institutional Aggressive Equity Fund
Diversified Institutional Balanced Fund
Diversified Institutional Core Bond Fund
Diversified Institutional Equity Growth Fund
Diversified Institutional Growth & Income Fund
Diversified Institutional High Quality Bond Fund
Diversified Institutional High Yield Bond Fund
Diversified Institutional Intermediate Government Bond Fund
Diversified Institutional International Equity Fund
Diversified Institutional Mid-Cap Growth Fund
Diversified Institutional Mid-Cap Value Fund
Diversified Institutional Money Market Fund
Diversified Institutional Small-Cap Growth Fund
Diversified Institutional Small-Cap Value Fund
Diversified Institutional Special Equity Fund
Diversified Institutional Total Return Bond Fund
Diversified Institutional Value Fund
Diversified Institutional Value & Income Fund

The above funds are fully invested in a corresponding series of Diversified Investors Portfolios. As a result, they do not participate in proxy voting.

For a complete record of each underlying portfolio's voting record, please refer to the Form N-PX filed on August 29, 2006 for Diversified Investors Portfolios, Investment Company Act # 811-08272; CIK # 0000917153.

=============== DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS ==============

Investors Short Horizon Strategic Allocation Fund
Investors Short/Intermediate Horizon Strategic Allocation Fund
Investors Intermediate Horizon Strategic Allocation Fund
Investors Intermediate/Long Horizon Strategic Allocation Fund
Investors Long Horizon Strategic Allocation Fund


The above funds are "funds-of-funds" fully invested in various funds listed under the filing for "THE DIVERSIFIED INVESTORS FUNDS GROUP". No series of The Diversified Investors Funds Group solicited proxies during the reporting period for this N-PX report.

================= DIVERSIFIED INSTITUTIONAL STOCK INDEX FUND =================

This fund is fully invested in Master Index Portfolio - S&P 500 Index Master Portfolio. As a result, it does not participate in proxy voting.

For a complete record of the underlying portfolio's voting record, please refer to the Form N-PX scheduled to be filed by August 31, 2006 for Master Index Portfolio, Investment Company Act # 811-08162; CIK # 0000915092.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Diversified Investors Funds Group II

By: /s/ Mark Mullin
----------------------------------------
Mark Mullin, Principal Executive Officer
August 28, 2006